Loans and borrowings - Additional Information (Details) £ in Millions, kr in Millions		8 Months Ended	12 Months Ended
	May 15, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 SEK (kr)	Jun. 15, 2018 EUR (€)	Jun. 15, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 20, 2017 EUR (€)	Dec. 20, 2017 USD ($)	May 03, 2017 EUR (€)	May 03, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 1,398,400,000	€ 1,764,300,000							€ 1,373,300,000
Deferred transaction costs written off		15.7
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group			5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total			80.00%
Guarantee amount		50,300,000	€ 43,900,000			kr 450
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount		30,500,000	29,300,000			kr 300
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 953,400,000				$ 953,400,000.0			$ 610,000,000		$ 610,000,000.0		$ 610,000,000.0
Increase (decrease) in financial liabilities arising from change in measurement attribute, initial application of IFRS 9			€ 14,600,000	$ 17,400,000
Annual principal payment	€ 6.6
Borrowings | $									$ 50,000,000
Reduction in interest rate			0.50%	0.50%	0.50%	0.50%
Incremental term loan | $													$ 50,000,000.0
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 558,000,000					€ 500,000,000.0		€ 500,000,000.0
Increase (decrease) in financial liabilities arising from change in measurement attribute, initial application of IFRS 9			€ 7,200,000
Borrowings | $									$ 58,000,000
Reduction in interest rate			0.25%	0.25%	0.25%	0.25%
Incremental term loan												58,000,000.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount														€ 400,000,000.0
Interest rate														3.25%	3.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			€ 80,000,000.0
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility		€ 14,000,000	16,800,000
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings														€ 9,800,000
Deferred borrowing costs | Senior US Debt and Senior Euro Debt
Disclosure of detailed information about borrowings [line items]
Borrowings												€ 2,500,000
Derivative financial instruments | Cross currency interest rate swap
Disclosure of detailed information about borrowings [line items]
Notional amount			312,900,000
Derivative financial instruments | Cross currency interest rate swap | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 0		£ 263.4
Derivative financial instruments | Cross currency interest rate swap | Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Notional amount | £					£ 224.7
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			100.00%
Senior USD Debt | Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount | $								$ 300,000,000